PLEDGED ASSETS (Details) - EUR (€) € in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 30,302	€ 11,036
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	13,518
Special Greek government bonds	2,109
Pledged amounts relating to loans.	11,086
Variable Rate notes issued under the government guaranteed borrowing facility held by the Bank.	€ 9,675